Earn-Out Shares - Summary of Activity for Earn-Out Liability (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance			$ 433	$ 442	$ 422
Change in fair value		$ (367)		(9)	20
Fair value, Ending Balance				$ 433	$ 442
Fair Value, Inputs, Level 3 [Member] | Earn Out Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	$ 61,024
Incremental shares due to option holder forfeitures	16
Change in fair value	(17,790)
Fair value, Ending Balance	$ 43,250	$ 43,250	$ 43,250